Investments in Affiliates - Schedule of Investments in Affiliates (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Investments in Affiliates [Line Items]
Investments in affiliate total	¥ 113,262	$ 16,196
Yanbense Food Technology (Shenzhen) Co., Ltd. [Member]
Schedule of Investments in Affiliates [Line Items]
Investments in affiliate total	242
Qingdao Huiju Laixi Intelligent Technology Co., Ltd. [Member]
Schedule of Investments in Affiliates [Line Items]
Investments in affiliate total	¥ 113,020